Post Employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Pension Obligations
(€‘000)	As of December 31,
	2017	2016
Pension obligations	204	204

Total	204	204

Summary of Defined Benefit Amounts Recognized in Balance Sheet
The benefit also includes a death in service benefit.

The amounts recognised in the balance sheet are determined as follows:

	As of December 31,
(€‘000)	2017	2016
Present value of funded obligations	1,705	1,509
Fair value of plan assets	(1,500)	(1,305)

Deficit of funded plans	204	204
Total deficit of defined benefit pension plans	204	204
Liability in the balance sheet	204	204

Summary of Change in Defined Benefit Liability

The movement in the defined benefit liability over the year is as follows:

(€‘000)	Present value of obligation	Fair value of plan assets	Total
As of 1st of January 2016	1,212	1,089	121

Current service cost	192		192
Interest expense/(income)	33	29	4

	1,437	1,118	319

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)		1	1
- Actuarial (Gain)/loss due to change in actuarial assumptions	77		77
- Actuarial (Gain)/loss due to experience	29		29

	106	1	107

Employer contributions:		221	(221)
Benefits Paid	(33)	(33)	—

At December 31, 2016	1,509	1,305	204

As of 1st of January 2017	1,509	1,305	204

Current service cost	201		201
Interest expense/(income)	32	26	6

	1,742	1,331	411

Remeasurements
- return on plan assets, excluding amounts included in interest expense/(income)		5	(5)
- (Gain)/loss from change in actuarial assumptions	—		—
- Experience (gains)/losses	5	—	5

	5	5	—

Employer contributions:		206	(206)
Benefits Paid	(30)	(30)	(1)

At December 31, 2017	1,704	1,499	204

Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits

The income statement charge included in operating profit for post-employment benefits amount to:

(€‘000)	2017	2016
Current service cost	201	192
Interest expense on DBO	32	33
Expected return on plan assets	(26)	(28)

Net periodic pension cost	207	197

Summary of Remeasurements Included in Other Comprehensive Loss

The re-measurements included in other comprehensive loss amount to:

(€‘000)	2017	2016
Effect of changes in actuarial assumptions	—	77
Effect of experience adjustments	5	28
(Gain)/Loss on assets for the year	(5)	1

Remeasurement of post-employment benefit obligations	—	106